PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
3.	PROPERTY, PLANT AND EQUIPMENT

For the nine months ended September 30, 2020	Computer equipment	Furniture and fixtures	Leasehold improvements	Total

Cost
Balance at December 31, 2019	$-	$-	$-	$-
Additions during the period	46,335	16,976	16,187	79,498
Balance at September 30, 2020	46,335	16,976	16,187	79,498

Depreciation and impairment losses
Balance at December 31, 2019	$-	$-	$-	$-
Depreciation in the period	(2,853)	(496)	(558)	(3,907)
Balance at September 30, 2020	(2,853)	(496)	(558)	(3,907)

Net book value at September 30, 2020	$43,482	$16,480	$15,629	$75,591
Net book value at December 31, 2019	$-	$-	$-	$-